SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) [Abstract]
SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited)

NOTE 15 - SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited)

ESTIMATED NET QUANTITIES OF OIL AND GAS RESERVES (unaudited)

Users of this  information  should  be  aware  that the  process  of  estimating quantities of "proved" and "proved developed" natural gas and crude oil reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological,  engineering and economic data for each reservoir. The data for a given reservoir may also change  substantially  over time as a result of  numerous  factors  including,  but not limited  to,  additional  development

activity,   evolving  production  history  and  continual  reassessment  of  the

viability  of  production  under  varying  economic  conditions.   Consequently,

material  revisions  to  existing  reserve  estimates  occur  from time to time.

Although  every  reasonable  effort is made to  ensure  that  reserve  estimates reported represent the most accurate assessments  possible,  the significance of the  subjective  decisions  required and variances in available data for various reservoirs  make these  estimates  generally  less precise than other  estimates presented in connection with financial statements.

Proved  reserves  are  estimated  quantities  of  natural  gas,  crude  oil  and condensate  that geological and engineering  data  demonstrate,  with reasonable certainty,  to be recovered in future years from known  reservoirs with existing equipment under existing economic and operating conditions.

Proved  developed  reserves  are  proved  reserves  that can be  expected  to be recovered  through  existing  wells with existing  equipment and under  existing economic and operating conditions.

Oil and Gas Reserves

The following  tables set forth our net proved oil and gas  reserves,  including the changes therein, and net proved developed reserves at December 31, 2012.

Net proved Developed and Undeveloped Reserves - (In millions of barrels "MBbls")

of oil:

                                                                                                2012

                                                                                          ---------------

                                                                                           (unaudited)

     January 1, 2012                                                                                 -

     Purchase of properties                                                                        267

     Revisions of previous estimates                                                                 -

     Extension, discoveries, other estimates                                                         -

     Production                                                                                     -

     Disposition of properties                                                                       -

                                                                                          ---------------

     December 31, 2012                                                                             267

                                                                                          ===============

Net proved  Developed and Undeveloped  Reserves - (In millions of standard cubic feet "MMScf") of natural gas:

                                                                                                2012

                                                                                          ---------------

                                                                                           (unaudited)

     January 1, 2012                                                                                 -

     Purchase of properties                                                                        147

     Revisions of previous estimates                                                                 -

     Extension, discoveries, other estimates                                                         -

     Production                                                                                      -

     Disposition of properties                                                                       -

                                                                                          ---------------

     December 31, 2012                                                                             147

                                                                                          ===============

Net proved oil and gas reserves consisted of the following at December 31, 2012:

                                                                             Oil            Natural Gas

                                                                          Reserves           Reserves

                                                                            Gross              Gross

                                                                            MBbls              MMScf

                                                                       --------------     --------------

                                                                        (unaudited)        (unaudited)

     Proved developed producing                                                 24                  -

     Proved undeveloped                                                        243                147

                                                                       --------------     --------------

     Total proven                                                              267                147

                                                                       ==============     ==============

Results of operations for oil and gas producing activities for the year ended December 31, 2012

     The Year Ended December 31, 2012                                                      (unaudited)

     Revenue                                                                                   $29,908

     Operating expenses (re-working costs)                                                     107,982

     Depletion                                                                                   2,407

                                                                                        -----------------

     Operating loss                                                                           (80,481)

     Income tax provision                                                                            -

                                                                                        -----------------

     Results of operations for oil and gas properties                                       $ (80,481)

                                                                                        =================

Cost incurred for oil and gas property acquisition,  exploration and development activities

                                                                                          (unaudited)

     Property acquisition

         Unproved                                                                              $     -

         Proved                                                                                803,200

     Exploration                                                                                     -

     Development                                                                               213,555

                                                                                        -----------------

     Total costs incurred                                                                  $ 1,016,755

                                                                                        =================

Aggregate capitalized costs

Capitalized costs relating to oil and gas activities are as follows:

     December 31, 2012                                                                    (unaudited)

     Proved                                                                                $ 1,016,755

     Unproved                                                                                        -

                                                                                        -----------------

     Total capitalized costs                                                               $ 1,016,755

     Accumulated depreciation and depletion                                                   (24,283)

                                                                                        -----------------

     Net capitalized costs                                                                   $ 992,742

                                                                                        =================